As filed with Securities and Exchange Commission on April 1, 2011

Registration Nos. 333-138540
811-10011
___________________________________________________

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

Registration Statement under the Securities Act of 1933                                                                                  |   |
Pre-Effective Amendment No.                                                                                                    |   |
Post-Effective Amendment No. 7                                                                                               |X|

and

Registration Statement Under the Investment Company Act of 1940
                        Amendment No. 43                                                                                                                       |X|
(Check appropriate box or boxes)

SBL Variable Annuity Account XIV
(Exact Name of Registrant)
Security Benefit Life Insurance Company
(Name of Depositor)
One Security Benefit Place, Topeka, Kansas 66636-0001
 (Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number: 785-438-3000

(Name and Address of Agent for Service):
Chris Swickard, Associate General Counsel
Security Benefit Life Insurance Company
One Security Benefit Place, Topeka, KS 66636-0001

---------------------------

It is proposed that this filing will become effective (check appropriate box)

      |   |   immediately upon filing pursuant to paragraph (b)
      |X|   on April 18, 2011 pursuant to paragraph (b)
      |   |   60 days after filing pursuant to paragraph (a)(1)
      |   |   on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

|X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

EXPLANATORY COMMENT

The prospectuses and the statements of additional information included in Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-138540) filed on January 10, 2011 pursuant to paragraph (a)(1) of Rule 485 are incorporated herein by reference.

PART C. OTHER INFORMATION

ITEM 27. EXHIBITS
PART C
OTHER INFORMATION

Item 24.          Financial Statements and Exhibits

a.	Financial Statements

The financial statements are included in Part B of this Registration Statement.

b.	Exhibits

(1)	Resolution of the Board of Directors of Security Benefit Life Insurance Company authorizing establishment of the Separate Account(a)
(2)	Not Applicable
(3)	(a)	Marketing Organization Agreement(u)
(b)	SBL Variable Products Broker/Dealer Sales Agreement(u)
(c)	SBL Variable Product Sales Agreement (3-Way Agreement) (Form 9482C 7-00)(e)
(d)	Marketing Organization Agreement Commission Schedule(p)
(e)	Amendment to Marketing Organization, SBL Variable Products Broker/Dealer Sales, SBL Variable Product Sales, and Anti-Money Laundering and Suitability Agreements(j)
(f)	Distribution Agreement(m)
(g)	Marketing Organization Amendment – Supervisory Fee(q)
(h)	Service Facilities Agreement(x)
(4)	(a)	Individual Contract (Form V6029 11-00)(p)
(b)	Individual Contract-Unisex (Form V6029 11-00U)(p)
(c)	Tax-Sheltered Annuity Endorsement (Form V6101 9-05)(k)
(d)	Individual Retirement Annuity Endorsement (Form V6849A 1(R9-03))(h)
(e)	Roth IRA Endorsement (Form V6851A (R9-03))(h)
(f)	403a Endorsement (Form V6057 10-98)(b)
(g)	Credit Enhancement Rider (Form V6084 11-01)(f)
(h)	Dollar for Dollar Living Benefit Rider (Form V6094 R9-05)(q)
(i)	Return of Premium or Contract Value Death Benefit Rider (Form V6105 10-06)(p)
(5)	(a)	Application (Form V9101 10-06)(p)
(b)	Application (Form V9101 10-06)(y)
(c)	Application – Unisex (Form V9101 U 10-06)(p)
(d)	Application – Unisex (Form V9101 U 10-06)(y)
(6)	(a)	Composite of Articles of Incorporation of SBL(i)
(b)	Bylaws of SBL(u)
(7)	Not Applicable
(8)	(a)	Participation Agreement – AIM – Variable Insurance Funds(m)
(i)	Amendments Nos. 1 and 2 to Participation Agreement – AIM – Variable Insurance Funds(m)
(ii)	Amendment No. 3 to Participation Agreement – AIM – Variable Insurance Funds(q)

(b)	Participation Agreement – Dreyfus Variable Insurance Funds(m)
(i)	Amendment No. 1 to Participation Agreement – Dreyfus – Variable Insurance Funds(m)
(c)	Participation Agreement – Federated(v)
(d)	Participation Agreement – Fidelity VIP(e)
(i)	Amendment No. 1 to Participation Agreement – Fidelity VIP(e)
(ii)	Amendment No. 2 to Participation Agreement – Fidelity VIP(q)
(e)	Participation Agreement – Neuberger Berman – AMT Funds(e)
(i)	Amendments Nos. 1 and 2 to Participation Agreement – Neuberger Berman – AMT Funds(m)
(f)	Participation Agreement – Oppenheimer(m)
(i)	Amendments Nos. 1 and 2 to Participation Agreement – Oppenheimer(m)
(ii)	Amendment No. 3 to Participation Agreement – Oppenheimer(q)
(g)	Participation Agreement – PIMCO – Variable Insurance Funds(w)
(i)	Amendments Nos. 1, 2, 3, 4 and 5 to Participation Agreement – PIMCO – Variable Insurance Funds(w)
(h)	Participation Agreement – Potomac(l)
(i)	Amendment No. 1 to Participation Agreement – Potomac(l)
(i)	Participation Agreement – Rydex – Mutual Funds(g)
(j)	Participation Agreement – Rydex – Variable Funds(g)
(i)	Amendments Nos. 1, 2, 3, 4 and 5 to Participation Agreement – Rydex – Variable Funds(o)
(ii)	Amendment No. 6 to Participation Agreement – Rydex – Variable Funds(q)
(k)	Participation Agreement – Van Kampen – Insurance Funds(m)
(i)	Amendment No. 1 to Participation Agreement – Van Kampen – Insurance Funds(q)
(l)	Participation Agreement – Wells Fargo (Strong)(e)
(m)	Information Sharing Agreement – AIM(r)
(n)	Information Sharing Agreement – Dreyfus(r)
(o)	Information Sharing Agreement – Fidelity Insurance(s)
(p)	Information Sharing Agreement – Neuberger Berman(r)
(q)	Information Sharing Agreement – Oppenheimer(r)
(r)	Information Sharing Agreement – PIMCO(r)
(s)	Information Sharing Agreement – Potomac(t)
(t)	Information Sharing Agreement – Rydex(r)
(u)	Information Sharing Agreement – Security Funds(s)
(v)	Information Sharing Agreement – Van Kampen(r)
(w)	Information Sharing Agreement – Wells Fargo(t)
(9)      Opinion of Counsel(p)
(10)	(a) Consent of Independent Registered Public Accounting Firm (to be filed by amendment)
(b) Consent of Counsel (to be filed by amendment)
(11)	Not Applicable
(12)	Not Applicable
(13)	Powers of Attorney of Howard R. Fricke, John F. Frye John F. Guyot, Michael P. Kiley, James F. Mullery, and Douglas G. Wolff(z)

(a)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed July 11, 2000).

(b)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-23723 (filed April 30, 1999).

(c)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 29, 1999).

(d)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed December 19, 2000).

(e)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed March 1, 2002).

(f)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed March 1, 2002).

(g)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 8, 2002).

(h)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-93947 (filed April 30, 2004).

(i)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed February 25, 2005).

(j)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120399 (filed November 12, 2004).

(k)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 28, 2006).

(l)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 29, 2005).

(m)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 28, 2006).

(n)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2004).

(o)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 28, 2006).

(p)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed November 9, 2006).

(q)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed March 9, 2007).

(r)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-85529 (filed April 27, 2007).

(s)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007).

(t)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).

(u)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 29, 2008).

(v)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 29, 2008).

(w)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed April 30, 2009).

(x)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 27, 2009).

(y)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2010)

(z)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed January 10, 2011).

Item 25.          Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor
Howard R. Fricke*	President, Chief Executive Officer and Director
John F. Frye*	Senior Vice President, Chief Financial Officer, Treasurer and Director
Douglass G. Wolff*	Senior Vice President and Director
James F. Mullery*	Senior Vice President and Director
Kevin M. Watt*	Senior Vice President
John F. Guyot*	Senior Vice President, General Counsel, Secretary and Director
Roger S. Offermann*	Vice President
Chris Swickard*	Vice President, Associate General Counsel, and Assistant Secretary
Michael P. Kiley*	Director
Amy J. Lee*	Vice President, Associate General Counsel and Assistant Secretary
Carmen R. Hill*	Assistant Vice President and Chief Compliance Officer

*Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26.          Persons Controlled by or Under Common Control with the Depositor or Registrant

The Depositor, Security Benefit Life Insurance Company (“SBL” or “the Company”), is indirectly controlled by Sammons Enterprises, Inc.  The Registrant is a segregated asset account of SBL.  Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT).   Other companies directly or indirectly controlled by Sammons Enterprises, Inc. (SEI), as of December 31, 2010, are:

Name	Jurisdiction	Percent Of Voting Securities Owned
1900 Capital Inc.	Delaware	100% by CISI
Advisor Research Center, Inc.	Maryland	100% by RFSL
B/D Ops, LLC	Delaware	33% by SSI

Briggs Construction Equipment, Inc.	Delaware	100% by CISI
Briggs Equipment Mexico, Inc. (BEMI)	Delaware	100% by BEI
Briggs Equipment UK Limited	United Kingdom	100% by BII
Briggs Equipment, Inc. (BEI)	Delaware	100% by CISI
Briggs Equipment, S.A. de C.V. (BESA)	Mexico	99% by BEI 1% by BEMI
Briggs International, Inc. (BII)	Delaware	100% by CISI
Cathedral Hill Hotel, Inc.	Delaware	100% by CISI
Consolidated Investment Services, Inc. (CISI)	Nevada	100% by SEI
Controladora Briggs de Mexico, S. de R.L. de C.V	Mexico	99% by BEI 1% by BEMI
Crestpark LP, Inc.	Delaware	100% by CISI
Environment Plastic Solutions, Inc.	Delaware	100% by CISI
First Security Benefit Life Insurance and Annuity Company of New York	New York	100% by SBC
Forklift Operations de Mexico, S.A. de C.V.	Mexico	99% by Controladora 1% by BEMI
GBH Venture Co., Inc.	Delaware	100% by CISI
Gila Bend Power Partners, L.L.C.	Delaware	50% by SPDI
GLAC Holdings, LLC (GLACHL)	Delaware	100% by GPFTHL
GP Holdco, LLC (GHL)	Delaware	100% by GPL
GPFT Holdco, LLC (GPFTHL)	Delaware	100% by GHL
GPI Ventures LLC	Delaware	100% by GPIRI
Guggenheim Capital, LLC (GCL)	Delaware	41% by SAI
Guggenheim Insurance Holdco, LLC (GIHL)	Delaware	100% by GPFTHL
Guggenheim Insurance Services, LLC	Delaware	100% by GIHL
Guggenheim Investment Management Holdings, LLC (GIMHL)	Delaware	100% by GPFTHL
Guggenheim Investment Management, LLC	Delaware	100% by GIMHL

Guggenheim Knights of Security, LLC (GKSL)	Delaware	100% by GPL
Guggenheim Life and Annuity Company	Delaware	100% by GLACHL
Guggenheim Partners, LLC (GPL)	Delaware	100% by GCL
Guggenheim SBC Holdings, LLC (GSHL)	Delaware	100% voting (no ownership) by GKSL
Herakles Investments, Inc. (HII)	Delaware	100% by CISI
Mexicolift Servicios de Personal, S. de R.L. de C.V.	Mexico	99% by Controladora 1% by BEMI
MH Imports, Inc.	Delaware	100% by CISI
Midland National Life Insurance Company (MNL)	Iowa	100% by SFG
MNL Reinsurance Company	Iowa	100% by MNL
Montacargas Yale de Mexico, S.A. de C.V. (YALESA)	Mexico	99% by BEI 1% by BEMI
Mykonos 6420 LP	Texas	85% by MH Imports, Inc.
North American Company for Life and Health Insurance (NACOLAH)	Iowa	100% by SFG
Opus 5949 LLC	Texas	75% by Sammons VPC, Inc.
Otter, Inc.	Oklahoma	100% by CISI
Parkway Mortgage, Inc.	Delaware	100% by CISI
Rydex Distributors, LLC	Kansas	100% by RHL
Rydex Fund Services, LLC (RFSL)	Kansas	100% by RHL
Rydex Holdings, LLC (RHL)	Kansas	100% by SBAM
Rydex Specialized Products, LLC	Delaware	100% by SIL
SAGE Assets, Inc. (SAI)	Delaware	100% by CISI
Sammons BW, Inc	Delaware	100% by SDHI
Sammons Capital, Inc.	Delaware	100% by SEI
Sammons Corporation	Delaware	100% by CISI
Sammons Distribution Holdings, Inc. (SDHI)	Delaware	100% by CISI
Sammons Financial Group, Inc. (SFG)	Delaware	100% by CISI

Sammons Income Properties, Inc.	Delaware	100% by CISI
Sammons Power Development, Inc.(SPDI)	Delaware	100% by CISI
Sammons Realty Corporation (SRC)	Delaware	100% by CISI
Sammons Securities Company, L.L.C.	Delaware	67% by SSI
Sammons Securities, Inc. (SSI)	Delaware	100% by SFG
Sammons VPC, Inc.	Delaware	100% by SDHI
se2, inc.	Kansas	100% by SBC
Security Benefit Academy, Inc.	Kansas	100% by SBC
Security Benefit Asset Management Holdings, LLC (SBAM)	Kansas	100% by SBC
Security Benefit Corporation (SBC)	Kansas	100% by GSHL
Security Benefit Life Insurance Company (SBL)	Kansas	100% by SBC
Security Distributors, Inc.	Kansas	100% by SBL
Security Financial Resources, Inc.	Kansas	100% by SBC
Security Investors, LLC (SIL)	Kansas	100% by RHL
SFG Reinsurance Company	South Carolina	100% by MNL
Sponsor Investments, L.L.C.	Texas	75% by HII
SRI Ventures LLC	Delaware	99% by SRC
The Grove Park Inn Resort, Inc. (GPIRI)	Delaware	100% by CISI

SBL is also the depositor of the following separate accounts:  SBL Variable Annuity Accounts I, III, IV, SBL Variable Universal Life Insurance Account Varilife, Security Varilife Separate Account, Separate Account IX, Separate Account, Separate Account XII, Separate Account XV, Separate Account XIX, SBL Variable Annuity Account VIII, Variflex Separate Account, SBL Variable Annuity Account XIV, SBL Variable Annuity Account XVII, T. Rowe Price Variable Annuity Account and Parkstone Variable Annuity Separate Account.

As depositor of the separate accounts, SBL might be deemed to control them.  In addition, certain of the separate accounts invest in shares of SBL Fund, a “series” type mutual fund registered under the Investment Company Act of 1940.  An affiliate of SBL serves as investment advisor to SBL Fund.  The purchasers of SBL’s variable annuity and variable life contracts investing in SBL Fund will have the opportunity to instruct SBL with respect to the voting of shares of SBL Fund held by the separate accounts as to certain matters.  Subject to such voting instructions, SBL might be deemed to control SBL Fund.

Item 27.	Number of Contract Owners

As of February 28, 2011 there were 29,883 owners of Qualified Contracts and 9,524 owners of Non-Qualified Contracts issued under SBL Variable Annuity Account XIV.

Item 28.	Indemnification

The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person’s capacity as director or officer.

The Articles of Incorporation include the following provision:

       (a)  No director of the Corporation shall be liable to the Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director’s duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit.  If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.

       (b)  Any repeal or modification of the foregoing paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.           Principal Underwriter

(a)(1)	Security Distributors, Inc. (“SDI”), a subsidiary of SBL, acts as principal underwriter for:

SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Life Insurance Account (Varilife)
Variable Annuity Account IX
Account XVI
Separate Account XIX
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)

(a)(2)	SDI acts as principal underwriter for the following variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York (“FSBL”):

Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)

(a)(3)	SDI acts as principal underwriter for the following funds:

SBL Fund

(a)(4)	SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

Nationwide Multi-Flex Variable Account
Nationwide Variable Account 9

(b)	Name and Principal Business Address*	Position and Offices with Underwriter
	Mark J. Carr	President and Director
	James R. Schmank	Vice President and Director
	Amy J. Lee	Secretary and Chief Compliance Officer
	Julie Jacques	Treasurer
	Richard Wells	Director
	Christopher D. Swickard	Assistant Secretary
	Carmen R. Hill	Assistant Vice President

*One Security Benefit Place, Topeka, Kansas 66636-0001, except as indicated.

(c)	(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Security Distributors, Inc.		$[ ]1	$[ ] 2	$0	N/A

1    SBL pays commissions to selling broker-dealers through SDI.  This is the amount paid to SDI in connection with all contracts sold through the separate account.  SDI passes through to selling broker-dealers all such amounts.

2    A contingent deferred sales charge may be assessed on full or partial withdrawals from the contract.  This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the separate account, all of which is passed through to SBL.

Item 30.	Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.	Management Services

All management contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a)
Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes that it will include as part of the variable annuity contract application a space that an applicant can check to request a Statement of Additional Information.

(c)
Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

(d)
Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

(e)
SBL, sponsor of the unit investment trust, SBL Variable Annuity Account XIV, hereby represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) paragraph 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

(f)
Depositor represents that it is relying upon Rule 6c-7 under the Investment Company Act of 1940 with respect to Contracts issued to participants under the Texas Optional Retirement Program and that it has complied with the provisions of paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and that it has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 31st day of March, 2011.

Security Benefit Life Insurance Company (the Depositor) – SBL Variable Annuity Account XIV (The Registrant)

By:	*
Howard R. Fricke, President, Chief Executive Officer and Director

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on March 31, 2011.

SIGNATURES AND TITLES

By:	*
Howard R. Fricke, President, Chief Executive Officer and Director
By:	*
John F. Frye, Senior Vice President, Chief Financial Officer (and chief accounting officer), Treasurer, and Director
By:	*
John F. Guyot, Director
By:	*
Michael P. Kiley, Director
By:	*
James F. Mullery, Director
By:	*
Douglas G. Wolff, Director

* By:	/s/ Chris Swickard
Chris Swickard, as Attorney-in-Fact